LIQUIDITY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
LIQUIDITY
LIQUIDITY

3.                                      LIQUIDITY

As of March 31, 2012, the Company had $9.9 million in cash and our cash balance at April 30, 2012 was approximately $7.0 million.  The Company is not currently conducting uranium production activities and has no uranium inventory. The Company is not projecting any sales revenue and related cash inflows for 2012.

The Company raised $10 million on March 9, 2012 in a private placement with Resource Capital Fund V L.P. (“RCF”). In connection with the transaction we sold 10,259,567 shares of common stock at a price of $0.9747 per share. The capital raise was conducted as a part of an acquisition bid for all of the outstanding shares of Neutron Energy, Inc. See Note 10—“Merger and Financing Agreement with Neutron Energy” for a description of this financing and additional funding commitments made by RCF to the Company.

On October 28, 2011, the Company entered into an At-The-Market Sales Agreement with BTIG, LLC, allowing it to sell from time to time, its common shares having an aggregate offering price of up to $15.0 million, through an “at-the-market” equity offering program (“ATM Sales Agreement”).  The Company will pay BTIG a commission equal to 3.0% of the gross proceeds from the sale of any shares pursuant to the ATM Sales Agreement. Pursuant to a fee sharing agreement, BTIG will pay a portion of the commissions it receives from the Company in connection with the ATM Sales Agreement to Reedland Capital Partners, an Institutional Division of Financial West Group.  In January 2012, a total of 1,815,073 shares of common stock were sold under this program which raised net proceeds of approximately $1,519,000.  The Company has a total of $12.9 million available for future sales under the ATM Sales Agreement.

The financial statements of the Company have been prepared on the basis of accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  The Company expects that its existing cash, the funding commitments from RCF and funding available under the ATM Sales Agreement will provide it the necessary liquidity for the next twelve months.

3. LIQUIDITY

        The Company had negative cash flow from operations of $10.4 million, $7.4 million and 5.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        We had $2.9 million in cash at December 31, 2011 and $15.4 million at December 31, 2010. As of December 31, 2009 the Company had sold its entire uranium inventory and as such, we are currently evaluating the opportunities for additional sales revenue and related cash inflows for the Company in 2012.

        The Company raised $10 million on March 9, 2012 in a private placement with Resource Capital Fund V L.P. ("RCF"). In connection with the transaction we sold 10,259,567 shares of common stock at a price of $0.9747 per share. The capital raise was conducted as a part of an acquisition bid for all of the outstanding shares of Neutron Energy, Inc. See (Note 12—"Subsequent Event") for a description of this financing and additional funding commitments made by RCF to the Company.

        On October 28, 2011, the Company entered into an At-The-Market Sales Agreement with BTIG, LLC, allowing it to sell from time to time, its common shares having an aggregate offering price of up to $15.0 million, through an "at-the-market" equity offering program ("ATM Sales Agreement"). The Company raised additional capital in November and December 2011 and in January 2012 through the sale of common stock under this program. During 2011, a total of 476,644 shares of common stock were sold which resulted in net proceeds of approximately $469,000 pursuant to the ATM Sales Agreement. In January 2012, a total of 1,815,073 shares of common stock were sold which raised net proceeds of approximately $1,519,000. The Company incurred approximately $144,000 in legal, accounting and other fees in connection with its shelf registration statement and the ATM Sales Agreement. The Company has a total of $12.9 million available for future sales under the ATM Sales Agreement.

        The Company expects that its existing cash, the funding commitments from RCF and funding available under the ATM Sales Agreement will provide it the necessary liquidity moving forward into 2013.